CHANGES IN NON-CASH WORKING CAPITAL	12 Months Ended
Oct. 31, 2020
Changes In Non-cash Working Capital
CHANGES IN NON-CASH WORKING CAPITAL

21.	CHANGES IN NON-CASH WORKING CAPITAL

The changes to the Company’s non-cash working capital for the year ended October 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Accounts receivable	$(37,698)	$119,473	$(274,001)
Inventory and biological assts	142,454	360,780	(633,077)
Prepaid expenses and other assets	14,158	211,982	(136,129)
Accounts payable and accrued liabilities	(133,516)	(894,654)	1,676,027
Interest payable	(46,462)	(135,265)	614,264
Unearned revenue	(35,000)	35,000	-
Deferred rent	-	-	6,344
Non-cash working capital	$(96,064)	$(302,684)	$1,253,428